Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 431.3	$ 271.7
Restricted cash and cash equivalents - current	2.6	2.6
Assets held for sale	220.1
Accounts receivable	193.5	167.7
Investment securities - current	167.9	0.3
Inventory	24.9	23.8
Deferred tax assets - current	380.9	26.2
Prepaid and other current assets	13.2	25.7
Total current assets	1,409.5	518.0
Property, plant and equipment, net	12.7	83.2
Goodwill and other intangible assets, net	99.0	309.9
Equity method investments	14.0	675.8
Investment securities - non-current	8.6	9.8
Restricted cash and cash equivalents - non-current	13.7	13.7
Deferred tax assets - non-current	64.6	118.9
Other assets	18.1	24.5
Total assets	1,640.2	1,753.8
Current Liabilities:
Accounts payable	45.6	46.4
Accrued and other current liabilities	314.1	229.9
Total current liabilities	359.7	276.3
Long-term debt	600.0	615.0
Other liabilities	62.3	60.7
Total liabilities	1,022.0	952.0
Shareholders' Equity:
Ordinary Shares, €0.05 par value, 810,000,000 shares authorized 594,949,536 and 589,346,275 shares issued and outstanding at December 31, 2012 and 2011, respectively	36.5	36.2
Executive Shares, €1.25 par value, 1,000 shares authorized, no shares issued or outstanding at December 31, 2012 and 1,000 shares issued and outstanding at December 31, 2011
"B" Executive Shares, €0.05 par value, 25,000 shares authorized, no shares issued or outstanding at December 31, 2012 and 21,375 shares issued and outstanding at December 31, 2011
Additional paid-in capital	6,552.3	6,485.9
Accumulated deficit	(5,926.0)	(5,682.9)
Accumulated other comprehensive loss	(44.6)	(37.4)
Shareholders' equity	618.2	801.8
Total liabilities and shareholders' equity	$ 1,640.2	$ 1,753.8